Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT [Abstract]
Fair Value of Assets and Liabilities Measured on Recurring Basis

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Cash and cash equivalents	18,862	—	18,862	—
Term deposits	101,503	—	101,503	—
Short-term investments	7,573	—	7,573	—

Total	127,938	—	127,938	—

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Cash and cash equivalents	69,510	—	69,510	—
Term deposits	58,563	—	58,563	—

Total	128,073	—	128,073	—